Organization - Consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,177	¥ 15,156	¥ 6,477	¥ 38,522
Restricted cash	6,107	42,518		¥ 67,500
Accounts receivable, net	2,934	20,424	40,730
Unbilled receivables	8,982	62,529	12,813
Notes receivable	17,837	124,176	2,075
Inventories, net	625	4,351	7,256
Prepayments and other current assets	31,148	216,850	295,985
Loans to	119	828	2,366
Total current assets	69,929	486,832	367,702
Non-current assets:
Property and equipment, net	159	1,106	1,762
Intangible assets, net	224	1,560	2,134
Right-of-use assets, net	462	3,219
Total non-current assets	845	5,885	3,896
Total Assets	70,774	492,717	371,598
Current liabilities:
Short-term borrowings	1,975	13,749	82
Accounts payable	43,721	304,380	49,315
Accrued expenses and other liabilities	14,799	103,026	24,709
Income taxes payable	56	387
Deferred revenue	15,396	107,181	153,467
Current portion of lease liabilities	442	3,080
Amounts due to related parties	20,678	143,958	27,844
Total current liabilities	97,067	675,761	255,417
Non-current liabilities:
Amounts due to related parties	4,805	33,453	177,776
Deferred government grants			30
Total non-current liabilities	4,805	33,453	177,806
Total Liabilities	101,872	709,214	433,223
VIEs and subsidiary of the VIE
Current assets:
Cash and cash equivalents	486	3,382	1,250
Restricted cash	596	4,148
Accounts receivable, net	1,691	11,774	7,322
Unbilled receivables	5,920	41,211	2,925
Notes receivable	15,428	107,404	1,085
Inventories, net	104	725
Prepayments and other current assets	18,982	132,152	83,759
Loans to	13,739	95,651	5,307
Total current assets	56,946	396,447	101,648
Non-current assets:
Property and equipment, net	151	1,049	411
Intangible assets, net	224	1,560	5
Right-of-use assets, net	462	3,219
Total non-current assets	837	5,828	416
Total Assets	57,783	402,275	102,064
Current liabilities:
Short-term borrowings			82
Accounts payable	26,601	185,188	4,352
Accrued expenses and other liabilities	9,400	65,443	18,458
Income taxes payable	56	387
Deferred revenue	9,863	68,662	43,860
Current portion of lease liabilities	442	3,080
Amounts due to related parties	37,631	261,980	118,691
Total current liabilities	83,993	584,740	185,443
Non-current liabilities:
Amounts due to related parties	621	4,320
Deferred government grants			30
Total non-current liabilities	621	4,320	30
Total Liabilities	$ 84,614	¥ 589,060	¥ 185,473